Severance and Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Beginning and Ending Balances of Benefit Obligations

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,246	—
Service cost	132	—
Interest cost	15	—
Benefits paid	(1,406)	—
Effects of transitions to defined contribution plans	(1,759)	—
Curtailments and settlements	¥(228)	—

Benefit obligation, end of year	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,403	—
Actual return on plan assets	14	—
Employer contribution	100	—
Benefits paid	(487)	—
Effects of transitions to defined contribution plans	(1,011)	—
Curtailments and settlements	¥(19)	—

Fair value of plan assets, end of year	—	—

Funded status, end of year	—	—

Recognized Accumulated Other Comprehensive Loss	Recognized accumulated other comprehensive loss at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Actuarial net loss	¥(52)	¥(49)

	¥(52)	¥(49)

Components of Net Periodic Cost

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Millions of Yen
	2011	2012	2013
Service cost—benefits earned during the year	¥254	¥132	—
Interest cost on projected benefit obligation	33	15	—
Expected return on plan assets	(26)	(14)	—
Recognized actuarial loss	20	20	—
Settlement (gain) or loss	(103)	292	¥5
Loss from special termination benefit	—	769	—

Net periodic cost	¥178	¥1,214	¥5

Weighted Average Assumptions Used to Determine Net Periodic Cost

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Weighted-average assumptions:
Discount rate	0.9%	0.9%	—
Assumed rate of increase in future compensation levels	1.8%	1.5%	—
Expected long-term rate of return on plan assets	2.0%	2.0%	—

Fund Financial Information
Therefore, the Company discloses the Fund financial information as of March 31, 2011 and 2012 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2012	2013	2012	2013	2011	2012	2013	2012	2013
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	809	781	790	No	No	—